Taxes (Details 2)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 81,062	¥ 577,717	¥ 385,643
Income taxes payable	10,286	73,308	105,370
Other taxes payable	2,640	18,814	31,830
Total	$ 93,988	¥ 669,839	¥ 522,843